STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 10, 2022	Aug. 10, 2022	Feb. 12, 2021	Feb. 11, 2021	Dec. 19, 2017	Jul. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 16, 2022	Dec. 31, 2020	Sep. 13, 2017
Class of Stock [Line Items]
Preferred stock, shares authorized							20,000,000		20,000,000	20,000,000			20,000,000
Preferred stock par value							$ 0.001		$ 0.001	$ 0.001			$ 0.001
Shares of common stock						100,000
Common stock, shares authorized							300,000,000		300,000,000	300,000,000			300,000,000
Common stock par value							$ 0.001		$ 0.001	$ 0.001			$ 0.001
Common stock, shares outstanding									31,188,461	19,747,283
Proceeds of common stock						$ 50,000				$ 560,000
Class of warrant or right, exercise price of warrants or rights						$ 0.50
Number of common stock to be issued							727,281		727,281	11,067,281
Shares issued for conversion							597,281
Stock option exercise price percentage	100.00%
Stock option exercisable price per share							$ 0.62		$ 0.66
Non-vested stock options									770,000
Unrecognized stock options non-vested									$ 20,697
Unrecognized stock options weighted average period									3 months
Incremental value for the fair market value									$ 3,548
Number of shares fully vested stock options							2,670,000		2,670,000	1,900,000		1,900,000
Equity Option [Member]
Class of Stock [Line Items]
Stock compensation expense							$ 20,697	$ 1,081	$ 105,650	$ 4,326
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Shares of common stock	770,000
Stock option exercisable price per share	$ 0.50	$ 0.50
Options granted price per share		$ 0.16
2022 Plan [Member]
Class of Stock [Line Items]
Number of shares authorized under plan	3,200,000	3,200,000
NUmber of shares outstanding											3,200,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Description	The total number of shares of common stock authorized for issuance under the 2022 Plan is 3,200,000 shares of Common Stock plus, to the extent the Company issues new shares of Common Stock other than under the terms of the 2022 Plan or other than certain Inducement Awards, 3.1% of the shares of Common Stock issued by the Company in such issuance (or such lower amount as determined by the Board). As of August 16, 2022, 3,200,000 shares of Common Stock represents approximately 10.1% of our common stock outstanding.
2020 [Member]
Class of Stock [Line Items]
Number of shares outstanding under plan percentage	10.10%
Stock Issuance And Release Agreement [Member]
Class of Stock [Line Items]
Shares of common stock						100,000
Shares issued for conversion									597,281	597,281
Shares issued price per share							$ 1.85			$ 1.85
Private Placement [Member]
Class of Stock [Line Items]
Sale of stock										2,240,000
Stock price per share										$ 0.25
Consideration received on sale of stock										$ 560,000
Investor [Member]
Class of Stock [Line Items]
Shares of common stock				24,000
Two Initial Shareholders [Member] | Stock Issuance And Release Agreement [Member]
Class of Stock [Line Items]
Number of common stock to be issued									30,000	30,000
Non Employee Director [Member] | 2022 Plan [Member] | Minimum [Member]
Class of Stock [Line Items]
Issuance of stock and warrants for services or claims	$ 150,000
Non Employee Director [Member] | 2020 [Member]
Class of Stock [Line Items]
Issuance of stock and warrants for services or claims	$ 195,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					3,000,000				3,000,000	3,000,000
Preferred stock par value					$ 0.001				$ 0.001	$ 0.001
Preferred stock conversion price per share					$ 1.67
Preferred stock conversion, description					Each share of Series A Preferred Stock is convertible into shares of common stock at a conversion Rate of 2:1 (the “Series A Conversion Rate”). The Series A Conversion Rate shall be adjusted for stock splits, stock combinations, stock dividends or similar recapitalizations.
Shares of common stock			6,000,000
Preferred stock, shares issued							0		0	0
Preferred stock, shares outstanding							0		0	0
Preferred stock voting rights					Each holder of shares of Series A Preferred Stock shall be entitled to the number of votes equal to the number of votes held by the number of shares of common stock into which such share of Series A Preferred Stock could be converted, and except as otherwise required by applicable law, shall have the voting rights and power equal to the voting rights and powers of the common stock.
Shares issued for conversion										6,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					4,440,000				4,440,000	4,440,000
Preferred stock par value					$ 0.001				$ 0.001	$ 0.001
Preferred stock conversion price per share					$ 0.83
Preferred stock conversion, description					The holder of Series B Preferred Stock may elect at any time to convert such sharers into common stock of the Company. Each share of Series B Preferred Stock is convertible into shares of common stock at a conversion rate of 1:1 (the “Series B Conversion Rate”). The Series B Conversion Rate shall be adjusted for stock splits, stock combinations, stock dividends or similar recapitalizations.
Shares of common stock			4,440,000
Preferred stock, shares issued							0		0	0
Preferred stock, shares outstanding							0		0	0
Preferred stock voting rights					Each holder of shares of Series B Preferred Stock shall be entitled to the number of votes equal to the number of votes held by the number of shares of common stock into which such share of Series B Preferred Stock could be converted, and except as otherwise required by applicable law, shall have the voting rights and power equal to the voting rights and powers of the common stock.
Number of common stock to be issued										4,440,000
Series B Preferred Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Sale of stock							1,001,177		1,001,177
Stock price per share							$ 0.25		$ 0.25